THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND

ANNUAL REPORT
MAY 31, 1997

LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND

July 8, 1997

Dear Shareholder:

The JPM Institutional Disciplined Equity Fund seeks to provide a high total return from a broadly diversified portfolio of equity securities. The equity securities consist of large and medium-sized U.S. companies, typically represented by the S&P 500 Index, which is the Fund's benchmark. While its overall characteristics parallel the benchmark, the Fund has the potential to outperform the Index because its active security selection focuses on stocks deemed fairly valued or undervalued by Morgan's proprietary analysis. At the same time, we seek to limit the risk of underperformance relative to the Index by minimizing the Portfolio's exposure to stocks that are viewed as relatively overvalued by Morgan. A January 3, 1997 launch date meant that we began to pursue our investment strategy during the eighth year of an historic bull market.

U.S. large capitalization stocks got off to a flying start in 1997, following one of the largest two-year upswings in 40 years for the S&P 500 Index. Fueling a narrowly focused 6.25% Index rise for January, there was optimism regarding fourth-quarter corporate earnings (amid a 3.9% annualized GDP growth rate), as well as a record level of new assets committed to equity mutual funds from 401(k), defined contribution, and bonus investing. The seemingly relentless advance of the Index slowed to 0.78% in February, largely in reaction to congressional testimony by Federal Reserve Chairman Alan Greenspan that suggested market overvaluation. The declining mutual fund inflows and the Fed's late March short-term rate increase (which suggested that U.S. bond investments may have become more attractive in relative terms) helped trigger a resurgence in market volatility. This, in turn, limited the S&P 500 to a modest 2.68% first-quarter advance. Within a month, however, U.S. large cap equities had managed to stage a dramatic 5.97% comeback, thanks to a "Nirvana Channel" of low inflation, low unemployment, and a strong economy that was extremely favorable for stocks. The S&P 500 Index advanced an additional 6.09% during May 1997.

Given these market challenges, we are pleased to report that the Fund made very strong progress, providing a solid return of 9.24% from its commencement of operations on January 3, 1997 through May 31, 1997, which was the Fund's first fiscal year end. This performance, in which total returns are calculated from the month end following inception, was considerably ahead of both the 8.65% return posted over the same period by the S&P 500 Index and the 6.68% return provided by Fund competitors included in the Lipper Growth and Income Average.


TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS........ 1       FUND FACTS AND HIGHLIGHTS......... 7
FUND PERFORMANCE.................. 3       FINANCIAL STATEMENTS.............. 9
PORTFOLIO MANAGER Q&A............. 4

The Fund's net asset value increased from $10.00 per share at inception (January 3, 1997) to $11.47 at May 31, 1997. No distributions were made during the reporting period. The Fund's net assets stood at $49.7 million at the end of the period under review. The net assets of The Disciplined Equity Portfolio, in which the Fund invests, totaled approximately $76.5 million at May 31, 1997.

The report that follows includes a Q&A with Timothy J. Devlin, a member of the portfolio management team. This interview is designed to answer commonly asked questions about the Fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we look forward to sharing Morgan's insights regarding global markets with you going forward. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated

FUND PERFORMANCE

EXAMINING PERFORMANCE

One way to evaluate a mutual fund's historical performance is to look at the growth of a hypothetical investment of $1,000,000, which is the Fund's investment minimum. The chart at right shows the minimum invested on January 3, 1997* would have grown to $1,092,385 at May 31, 1997.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years. Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

Growth of $1,000,000 since inception*
JANUARY 3, 1997 -- MAY 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 The JPM Institutional                    Lipper Growth and
                Disciplined Equity Fund       S&P 500      Income Average
                -----------------------      --------     -----------------
Jan-97              1,000.00                 1,000.00          1,000.00
Feb-97              1,007.60                 1,007.84          1,005.20
Mar-97                965.68                   966.43            969.31
Apr-97              1,020.92                 1,024.12          1,004.21
May-97              1,092.38                 1,086.47          1,067.07

PERFORMANCE

                                                   TOTAL RETURNS
                                                   ----------------------------
                                                   ONE      THREE    SINCE
AS OF MAY 31, 1997                                 MONTH    MONTHS   INCEPTION*
-------------------------------------------------------------------------------
The JPM Institutional Disciplined Equity Fund      7.00%   8.41%     9.24%
S&P 500                                            6.09%   7.80%     8.65%
Lipper Growth and Income Average                   6.26%   6.13%     6.68%

AS OF MARCH 31, 1997
-------------------------------------------------------------------------------
The JPM Institutional Disciplined Equity Fund     -4.16%     --     -3.43%
S&P 500                                           -4.11%     --     -3.36%
Lipper Growth and Income Average                  -3.57%     --     -3.06%


* 1/3/97 -- COMMENCEMENT OF OPERATIONS (TOTAL RETURNS BASED ON MONTH-END FOLLOWING INCEPTION). THE FUND'S TOTAL RETURN SINCE ITS COMMENCEMENT OF OPERATIONS ON 1/3/97 IS 14.70%.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA. ALTHOUGH BENCHMARK RETURNS ARE GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED. THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE DISCIPLINED EQUITY PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY THAT IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

PORTFOLIO MANAGER Q&A

[Photo]

Following is an interview with TIMOTHY J. DEVLIN, Vice President, a member of the portfolio management team for The Disciplined Equity Portfolio in which the Fund invests. Tim joined J.P. Morgan Investment in 1996 after spending nine years at Mitchell Hutchins, where he managed quantitatively driven equity portfolios for institutional and retail investors. Tim was educated at Union College, where he received a B.A. in Economics. This interview was conducted July 7, 1997 and reflects Tim's views on that date.

THE FUND'S LAUNCH CAME ONLY A FEW WEEKS BEFORE ALAN GREENSPAN'S REMARKS ABOUT
 "IRRATIONAL EXUBERANCE" HEIGHTENED OVERVALUATION CONCERNS AMONG MARKET PARTICIPANTS. THIS HELPED SLOW THE S&P 500'S SEEMINGLY RELENTLESS ADVANCE TO A FIRST-QUARTER CRAWL OF ONLY 2.68% -- CONSIDERABLY BELOW ITS MID-FEBRUARY HIGH. BY THE END OF THE FUND'S FISCAL YEAR, HOWEVER, THE S&P 500 HAD RISEN TO PREVIOUSLY UNTHINKABLE HIGHS AND THE DOW SEEMED POISED TO BREAK 8000. WHERE DO YOU THINK THIS RENEWED MARKET CONFIDENCE CAME FROM AND HOW LONG ARE YOU EXPECTING IT TO CONTINUE?

TJD: The prevailing view is that the U.S. economy has settled down and can now be expected to afford a relatively sustainable rate of growth going forward. This is the so-called "soft landing" that many believe resulted from the Federal Reserve's decision to tighten monetary policy in March. The perception that the economy was under control diminished key concerns among investors and left them freer to concentrate on finding value in both the equity and fixed income markets. While still relatively narrow, market leadership also broadened for stocks in this environment.

The confidence of any market is vulnerable to "surprises" that cannot be forecast. In terms of fundamentals, however, we believe that cyclical pressures, such as rising labor costs, are building in the U.S. economy. If these continue or worsen because of higher economic growth rates overseas and/or higher inflation at home, the Federal Reserve will undoubtedly raise short-term interest rates. An economic downturn hasn't happened in the U.S. for a very long time. If the market begins to sense that an economic downturn is in the wings, it will almost certainly work as a catalyst for correction.

THE FUND HAS SIGNIFICANTLY OUTPERFORMED ITS BENCHMARK ON A ONE-MONTH, THREE-MONTH, AND SINCE-INCEPTION BASIS AT MAY 31. HOW DID THE PORTFOLIO'S INVESTMENT APPROACH HELP ACHIEVE THESE IMPRESSIVE SHORT-TERM RESULTS?

TJD: We believe the secret behind the short-term -- and, hopefully, long-term -- success of our strategy is that it seeks to combine the advantages of equity index funds and actively managed equity funds. Our approach uses proprietary fundamental research along with a disciplined valuation and portfolio construction process. We expect stock selection within each sector to generate above-market returns over time. However, we seek to maintain Index-like levels of investment risk by keeping the Portfolio's sector weights and other characteristics close to those of the Index. The Portfolio is also expected to remain fully invested at all times.

THE PORTFOLIO COMBINES ACTIVE AND INDEX MANAGEMENT TECHNIQUES TO SEEK GREATER-THAN-INDEX RETURNS AT LEVELS OF RISK EQUAL TO THE S&P 500.

[Graphic]

Following is a representation of above graphic:


                            THE JPM INSTITUTIONAL
TYPICAL EQUITY INDEX FUND  DISCIPLINED EQUITY FUND  TYPICAL ACTIVE EQUITY FUND
-------------------------  -----------------------  --------------------------
Always underperforms                  Potential to Outperform the Index
the Index (net of fees)
-------------------------   --------------------------------------------------
No value added through        Value can be added through stock selection
stock selection
-------------------------   --------------------------------------------------

                 Index-like risk                    Potential for higher risk
-------------------------------------------------   --------------------------
No market timing, sector bets or theme investing    Potential for market timing,
                                                    sector bets and theme
                                                      investing
---------------------------------------------------   --------------------------

THE PORTFOLIO'S DISCIPLINED INVESTMENT PROCESS SEEKS HIGHER RETURNS THAN INDEX FUNDS BY EXCLUDING S&P 500 STOCKS THAT MORGAN CONSIDERS OVERVALUED.

[Graphic]
Following is a representation of above graphic:

                        Typical S&P 500          The JPM Institutional
                           Index Fund           Disciplined Equity Fund
                        ---------------         -----------------------
1st Quintile                   500                   250 to 350
Most                          stocks                    stocks
Undervalued

2nd Quintile
Undervalued

3rd Quintile
Fairly Valued

4th Quintile
Overvalued

5th Quintile
Most
Overvalued

THE PORTFOLIO'S STOCK SELECTIONS HAVE OUTPERFORMED THE BENCHMARK IN A MAJORITY OF INDUSTRY SECTORS SINCE INCEPTION. WHICH STOCKS WERE ESPECIALLY HELPFUL IN ENHANCING RELATIVE RETURNS FOR THE PERIOD?

TJD: Overweighting AMERICAN HOME PRODUCTS COMPANY (pharmaceuticals) and WAL-MART STORES (retail) in the Portfolio were good calls as these stocks advanced roughly 31% and 32%, respectively, while their sectors advanced by only 23% and 17%, respectively. American Home benefited from the FDA's decision NOT to approve a generic substitute for one of the company's key niche products. Wal-Mart advanced on accelerating same-store sales for the quarter, a surprise which drove profits upward.

Our research indicated that PHARMACIA & UPJOHN, INC., a pharmaceutical company, and 3COM CORP., in data processing/electronics, were overvalued. Our underweighting of these stocks in the Portfolio added value when they declined by roughly -11% and -34%, respectively, against Index sector advances of roughly 23% and 21%, respectively.

DO YOU BELIEVE THAT MORGAN'S SKILL IN STOCK SELECTION IS THE ONLY REASON FOR INVESTORS TO CONSIDER THIS FUND IN A NARROWLY FOCUSED MARKET?

TJD: While stock selection is certainly the cornerstone of our investment strategy, we also make sure to focus on risk control elements that we believe are crucial to success in every market environment.

We believe one reason why actively managed U.S. large cap funds find it so difficult to outperform the S&P 500 Index during periods of narrow market leadership is that their strategy forces them to avoid investment in overvalued stocks. If an active manager doesn't buy Coca-Cola or Microsoft because his or her research determines it's overvalued or expensive, his or her portfolio will suffer relative to the Index if Coke or Microsoft continue their strong advance.

We believe the advantage of our Fund in this environment is that our investment strategy seeks to minimize the risk of underperformance relative to the S&P 500 Index by maintaining an exposure to the largest stocks in the Index, regardless of their current valuation. The Portfolio's structure features what is called a "maximum misweighting" of plus or minus 1% of stocks included in the Index.

What this means is that we can benefit from owning the largest stocks in the Index when the market is narrowly focused precisely on those stocks. More importantly, the Fund's relative performance won't be compromised during these periods, and that lets us look to our skill in stock selection to help the Fund outperform the S&P 500 Index over both the long and the short term.

FUND FACTS

INVESTMENT OBJECTIVE

The JPM Institutional Disciplined Equity Fund seeks to provide a high total return from a broadly diversified portfolio of equity securities. It is designed for investors who want the potential to outperform the S&P 500 Stock Index without assuming a level of risk substantially greater than that of the Index.

COMMENCEMENT OF OPERATIONS
1/3/97

NET ASSETS AS OF 5/31/97
$49,726,183

CAPITAL GAIN PAYABLE DATES
8/15/97 and 12/24/97

EXPENSE RATIO
The Fund's current annualized expense ratio of 0.45% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring dividend or redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF MAY 31, 1997

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Consumer Goods & Services      23.7%
Technology                     15.6%
Finance                        14.5%
Health Care                    10.8%
Energy                          9.7%
Industrial Products & Services  9.7%
Utilities                       8.1%
Basic Industries                4.9%
Short-term Investments          1.7%
Transportation                  1.3%

LARGEST EQUITY HOLDINGS        % OF TOTAL INVESTMENTS
-----------------------------------------------------
EXXON CORP.                              3.2%
  (OIL-PRODUCTION)
INTEL CORP.                              2.8%
  (SEMICONDUCTORS)
PROCTER & GAMBLE CO.                     2.4%
  (HOUSEHOLD PRODUCTS)
INTERNATIONAL BUSINESS MACHINES CORP.    2.3%
  (COMPUTER SYSTEMS)
GENERAL ELECTRIC CO.                     2.0%
  (DIVERSIFIED MANUFACTURING)
MOBIL CORP.                              1.8%
  (OIL-PRODUCTION)
AMERICAN HOME PRODUCTS CORP.             1.7%
  (PHARMACEUTICALS)
WAL-MART STORES, INC.                    1.7%
  (RETAIL)
PHILIP MORRIS COMPANIES, INC.            1.6%
  (FOOD, BEVERAGES & TOBACCO)
PEPSICO, INC.                            1.6%
  (FOOD, BEVERAGES & TOBACCO)

                                                                               7

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR FOR THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees and assume the reinvestment of distributions and reflect reimbursement of certain Fund expenses as described in the Prospectus. Had expenses not been subsidized, returns would have been lower. Although gathered from reliable sources, benchmark data accuracy cannot be guaranteed. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinions expressed herein are based on current market conditions and are subject to change without notice.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The Disciplined Equity Portfolio
  ("Portfolio"), at value                          $49,552,063
Receivable for Shares of Beneficial Interest Sold      205,000
Receivable for Expense Reimbursements                   19,481
Deferred Organization Expenses                           9,201
Other Assets                                             1,056
                                                   -----------
    Total Assets                                    49,786,801
                                                   -----------

LIABILITIES
Organization Expenses Payable                            4,208
Shareholder Servicing Fee Payable                        4,008
Administrative Services Fee Payable                      1,253
Accrued Trustees' Fees and Expenses                        337
Administration Fee Payable                                 149
Fund Services Fee Payable                                   30
Accrued Expenses                                        50,633
                                                   -----------
    Total Liabilities                                   60,618
                                                   -----------
NET ASSETS
Applicable to 4,336,173 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $49,726,183
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  Per Share                                             $11.47
                                                         -----
                                                         -----

ANALYSIS OF NET ASSETS
Paid-in Capital                                    $46,564,540
Undistributed Net Investment Income                    192,456
Accumulated Net Realized Loss on Investment           (144,254)
Net Unrealized Appreciation of Investment            3,113,441
                                                   -----------
    Net Assets                                     $49,726,183
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 3, 1997 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $2,642)                                  $  223,541
Allocated Interest Income                                         23,669
Allocated Portfolio Expenses (Net of
  Reimbursement of $34,771)                                      (54,754)
                                                              ----------
    Net Investment Income Allocated from
      Portfolio                                                  192,456

FUND EXPENSES
Registration Fees                                  $ 22,576
Shareholder Servicing Fee                            12,168
Professional Fees                                    11,516
Transfer Agent Fees                                   8,900
Printing Expenses                                     8,367
Administrative Services Fee                           3,801
Amortization of Organization Expenses                   799
Trustees' Fees and Expenses                             438
Administration Fee                                      392
Fund Services Fee                                       320
Miscellaneous                                         4,000
                                                   --------
    Total Fund Expenses                              73,277
Less: Reimbursement of Expenses                     (73,277)
                                                   --------

NET FUND EXPENSES                                                     --
                                                              ----------
NET INVESTMENT INCOME                                            192,456

NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                     (144,254)

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                          3,113,441
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $3,161,643
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 3, 1997 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $   192,456
Net Realized Loss on Investment Allocated from
  Portfolio                                           (144,254)
Net Change in Unrealized Appreciation of
  Investment Allocated from Portfolio                3,113,441
                                                   -----------
    Net Increase in Net Assets Resulting from
      Operations                                     3,161,643
                                                   -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold    49,177,316
Cost of Shares of Beneficial Interest Redeemed      (2,612,776)
                                                   -----------
    Net Increase from Transactions in Shares of
      Beneficial Interest                           46,564,540
                                                   -----------
    Total Increase in Net Assets                    49,726,183

NET ASSETS
Beginning of Period                                         --
                                                   -----------
End of Period (including undistributed net
  investment income of $192,456)                   $49,726,183
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND
FINANCIAL HIGHLIGHTS
FOR THE PERIOD JANUARY 3, 1997 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period is as follows:

NET ASSET VALUE, BEGINNING OF PERIOD               $        10.00
                                                   ---------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.04
Net Realized and Unrealized Gain on Investment               1.43
                                                   ---------------
Total from Investment Operations                             1.47
                                                   ---------------

NET ASSET VALUE, END OF PERIOD                     $        11.47
                                                   ---------------
                                                   ---------------
Total Return                                                14.70%(a)
                                                   ---------------
                                                   ---------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)           $       49,726
Ratios to Average Net Assets
  Expenses                                                   0.45%(b)
  Net Investment Income                                      1.58%(b)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                    0.89%(b)

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional Disciplined Equity Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on January 3, 1997.

The Fund invests all of its investable assets in The Disciplined Equity Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (65% at May 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared and paid as dividends semi-annually. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $10,000. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Fund. The Fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five-years beginning with the commencement of operations of the Fund.

    e)The Fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, The JPM Pierpont Funds, the Portfolio and the other portfolios in which the Trust and The JPM Pierpont Funds invest (the "Master Portfolios"), JPM Series Trust and JPM Series Trust II. For the period from January 3, 1997 (commencement of operations) to May 31, 1997, the fee for these services amounted to $392.

    b)The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of the aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period from January 3, 1997 (commencement of operations) to May 31, 1997, the fee for these services amounted to $3,801.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.45% of the average daily net assets of the Fund through February 28, 1998. For the period from January 3, 1997 (commencement of operations) to May 31, 1997, Morgan has agreed to reimburse the Fund $73,277 for expenses that exceeded this limit.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Fund. For the period from January 3, 1997 (commencement of operations) to May 31, 1997, the fee for these services amounted to $12,168.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $320 for the period from January 3, 1997 (commencement of operations) to May 31, 1997.

THE JPM INSTITUTIONAL DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Pierpont Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee fee was $65,000. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $65.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                    FOR THE PERIOD
                                                   JANUARY 3, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     MAY 31, 1997
                                                   ----------------
Shares sold......................................        4,595,214
Shares redeemed..................................         (259,041)
                                                   ----------------
Net Increase.....................................        4,336,173
                                                   ----------------
                                                   ----------------

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The JPM Institutional Disciplined Equity Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Institutional Disciplined Equity Fund (one of the series constituting part of The JPM Institutional Funds, hereafter referred to as the "Fund") at May 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period January 3, 1997 (commencement of operations) to May 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
July 21, 1997

THE DISCIPLINED EQUITY PORTFOLIO

ANNUAL REPORT MAY 31, 1997

(The following pages should be read in conjunction with The JPM Institutional Disciplined Equity Fund
Annual Financial Statements)

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
COMMON STOCK (97.4%)
BASIC INDUSTRIES (4.9%)
AGRICULTURE (0.1%)
Pioneer Hi-Bred International,
  Inc............................................        1,500   $    104,625
                                                                 ------------
CHEMICALS (2.5%)
Air Products and Chemicals, Inc..................          300         23,325
Albemarle Corp...................................          300          5,625
Crompton & Knowles Corp..........................        1,200         28,050
Cytec Industries, Inc.+..........................          800         31,300
Dow Chemical Co..................................        4,200        350,175
E.I. Du Pont De Nemours &
  Co.(a).........................................       10,000      1,088,750
Georgia Gulf Corp................................          100          2,762
Lyondell Petrochemical Co........................        1,400         30,800
PPG Industries Inc...............................        2,100        122,062
Rohm & Haas Co...................................        1,100         94,875
Union Carbide Corp...............................        2,200        102,850
                                                                 ------------
                                                                    1,880,574
                                                                 ------------

FOREST PRODUCTS & PAPER (1.0%)
Boise Cascade Corp...............................        1,200         45,600
Bowater Inc......................................          800         39,500
Champion International Corp......................        2,500        123,437
James River Corp. of Virginia....................        1,400         49,175
Louisiana Pacific Corp...........................        2,800         54,600
Mead Corp........................................        1,400         89,250
Temple-Inland, Inc...............................        1,500         90,750
Union Camp Corp..................................          300         15,750
Weyerhaeuser Co..................................        4,900        244,387
                                                                 ------------
                                                                      752,449
                                                                 ------------

METALS & MINING (1.3%)
Alcan Aluminum Ltd...............................        1,100         39,462
Allegheny Teledyne, Inc..........................        4,300        110,725
Aluminum Company of America......................        4,300        316,587
Bethlehem Steel Corp.+...........................          700          7,000
Freeport-McMoran Copper & Gold, Inc. - Class A...        4,700        130,425
Nucor Corp.......................................        2,100        123,900
Reynolds Metals Co...............................        1,600        108,600
UCAR International, Inc.+........................          700         33,600

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------

METALS & MINING (CONTINUED)

USX-U.S. Steel Group, Inc........................        1,500   $     48,375
Worthington Industries, Inc......................        2,200         40,837
                                                                 ------------
                                                                      959,511
                                                                 ------------
  TOTAL BASIC INDUSTRIES.........................                   3,697,159
                                                                 ------------

CONSUMER GOODS & SERVICES (23.5%)
AUTOMOTIVE (2.0%)
Chrysler Corp....................................       10,400        330,200
Cooper Tire & Rubber Co..........................        1,400         31,325
Ford Motor Co....................................       17,200        645,000
General Motors Corp..............................        6,000        343,500
Goodyear Tire and Rubber Co......................        3,100        181,350
Lear Corp.+......................................          900         34,425
                                                                 ------------
                                                                    1,565,800
                                                                 ------------

BROADCASTING & PUBLISHING (1.4%)
Comcast Corp. - Class A..........................       10,100        176,119
Cox Communications, Inc. - Class A+..............        1,000         21,875
R.R. Donnelley & Sons Co.........................        4,700        174,487
TCI Satellite Entertainment, Inc. - Class A+.....          400          3,825
Tele-Communications TCI, Series A+...............       19,000        288,562
U.S. West, Inc. Media Group+.....................       18,800        373,650
                                                                 ------------
                                                                    1,038,518
                                                                 ------------

ENTERTAINMENT, LEISURE & MEDIA (2.2%)
Circus Circus Enterprises, Inc.+.................        2,500         65,000
Harrah's Entertainment, Inc.+....................        3,000         55,875
International Game Technology....................        3,800         67,450
ITT Corp.+.......................................        3,600        214,650
MGM Grand, Inc.+.................................        1,700         64,387
Mirage Resorts, Inc.+............................        5,400        128,925
Time Warner Inc..................................       15,900        739,350
Viacom, Inc. - Class B+..........................       10,800        320,625
                                                                 ------------
                                                                    1,656,262
                                                                 ------------

FOOD, BEVERAGES & TOBACCO (8.7%)
Anheuser Busch Companies, Inc....................       10,300        441,612
Coca-Cola Co.....................................       17,400      1,187,550
CPC International, Inc...........................        1,900        163,400
General Mills, Inc...............................        3,500        221,375

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
FOOD, BEVERAGES & TOBACCO (CONTINUED)
Heinz (H.J.) Company.............................        6,800   $    292,400
Kellogg Co.......................................        4,300        317,125
Nabisco Holdings Corp. - Class A.................        1,100         43,587
PepsiCo, Inc.(a).................................       32,700      1,201,725
Philip Morris Companies, Inc.(a).................       28,200      1,240,800
Ralston Purina Co................................        2,300        196,075
Sara Lee Corp....................................        5,600        228,900
Seagram Company Ltd..............................       11,500        462,875
Unilever NV (ADR)................................        3,300        639,375
                                                                 ------------
                                                                    6,636,799
                                                                 ------------
HOUSEHOLD APPLIANCES & FURNISHINGS (0.5%)
Black & Decker Corp..............................        3,600        125,100
Leggett & Platt, Inc.............................        2,500         94,375
Whirlpool Corp...................................        2,800        139,650
                                                                 ------------
                                                                      359,125
                                                                 ------------

HOUSEHOLD PRODUCTS (2.5%)
Procter & Gamble Co.(a)..........................       13,200      1,819,950
Rubbermaid, Inc..................................        4,200        117,075
                                                                 ------------
                                                                    1,937,025
                                                                 ------------

PERSONAL CARE (1.0%)
Avon Products, Inc...............................        2,500        159,375
Gillette Co......................................        6,700        595,462
                                                                 ------------
                                                                      754,837
                                                                 ------------
RESTAURANTS & HOTELS (0.3%)
Extended Stay America, Inc.+.....................        2,900         39,875
Hilton Hotels Corp...............................        7,400        209,050
                                                                 ------------
                                                                      248,925
                                                                 ------------
RETAIL (4.8%)
Albertson's, Inc.................................        5,000        167,500
AutoZone, Inc.+..................................        3,000         70,125
Circuit City Stores, Inc.........................        1,900         75,050
Dayton Hudson Corp...............................        1,600         77,000
Federated Department Stores,
  Inc.+..........................................        4,200        155,400
Footstar, Inc.+..................................          100          2,225
Gap, Inc.........................................        5,500        188,375
General Nutrition Companies, Inc.+...............        1,700         39,312
Limited, Inc.....................................        4,400         89,100
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------

RETAIL (CONTINUED)

Lowe's Companies, Inc............................        2,900   $    114,187
Mattel, Inc......................................       11,100        331,612
May Department Stores Co.........................          600         28,275
Nine West Group, Inc.+...........................          700         26,950
Nordstrom, Inc...................................        1,400         67,287
Penney (J.C.) Inc................................        5,100        262,650
Sears, Roebuck & Co..............................        7,800        383,175
TJX Companies, Inc...............................        1,500         72,000
Toys 'R' Us, Inc.+...............................        5,700        177,412
Wal-Mart Stores, Inc.(a).........................       44,300      1,317,925
                                                                 ------------
                                                                    3,645,560
                                                                 ------------

TEXTILES (0.1%)
Fruit of the Loom, Inc. - Class A+...............        2,600         90,675
Unifi, Inc.......................................          700         22,575
                                                                 ------------
                                                                      113,250
                                                                 ------------
  TOTAL CONSUMER GOODS & SERVICES................                  17,956,101
                                                                 ------------

ENERGY (9.7%)
GAS EXPLORATION (0.4%)
Enron Corp.......................................        6,000        244,500
Pogo Producing Co................................        1,100         44,000
Union Pacific Resources Group, Inc...............          500         14,437
                                                                 ------------
                                                                      302,937
                                                                 ------------

NATURAL GAS (0.4%)
Burlington Resources, Inc........................          100          4,650
PanEnergy Corp...................................        6,000        280,500
                                                                 ------------
                                                                      285,150
                                                                 ------------

OIL-PRODUCTION (7.4%)
Anadarko Petroleum Corp..........................        2,000        126,000
Ashland Inc......................................        2,400        114,900
Atlantic Richfield Co............................        3,100        451,050
Exxon Corp.(a)...................................       41,100      2,435,175
Mobil Corp.......................................        9,500      1,328,812
Phillips Petroleum Co............................        5,400        229,500
Royal Dutch Petroleum Co. (ADR)(a)...............        2,700        527,175
Tosco Corp.......................................        4,300        140,287

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
OIL-PRODUCTION (CONTINUED)
Unocal Corp......................................        5,200   $    221,650
Valero Energy Corp...............................        1,500         53,625
                                                                 ------------
                                                                    5,628,174
                                                                 ------------

OIL-SERVICES (1.5%)
Amerada Hess Corp................................        1,400         74,900
Cooper Cameron Corp.+............................          600         49,125
Diamond Offshore Drilling Inc.+..................        1,100         78,237
Dresser Industries, Inc..........................        3,500        119,875
Global Marine, Inc.+.............................        3,300         74,250
Input/Output, Inc.+..............................          200          3,550
Noble Drilling Corp.+............................        3,000         65,250
Schlumberger Ltd.................................        4,600        547,975
Smith International, Inc.+.......................          800         41,900
Western Atlas, Inc.+.............................        1,100         74,525
                                                                 ------------
                                                                    1,129,587
                                                                 ------------
  TOTAL ENERGY...................................                   7,345,848
                                                                 ------------

FINANCE (14.3%)
BANKING (7.4%)
Ahmanson, (H.F.) and Co..........................        1,800         73,350
Alex Brown, Inc..................................          600         40,200
Banc One Corp....................................       10,000        432,500
BankBoston Corp..................................        2,400        175,200
Bankers Trust New York Corp......................        1,200        101,550
BB+T Corp........................................        1,700         68,000
Central Fidelity Banks, Inc......................          900         26,269
Charter One Financial, Inc.......................          800         37,450
Chase Manhattan Corp.............................        6,700        633,150
Citicorp.........................................        2,700        308,812
CoreStates Financial Corp........................        3,900        206,212
Crestar Financial Corp...........................        1,900         72,200
Dime Bancorp, Inc................................        1,800         30,600
First Chicago NBD Corp...........................        5,500        325,875
First Commerce Corp..............................          600         27,037
First Hawaiian, Inc..............................          200          7,087
First Tennessee National Corp....................        1,000         45,000
First Union Corp.................................        4,700        403,612
First Virginia Banks, Inc........................          500         28,000
Firstar Corp.....................................        2,600         77,675
Fleet Financial Group, Inc.......................        2,800        171,150
Golden West Financial Corp.......................        1,000         67,750
Great Western Financial Corp.....................        2,400        116,400
Hibernia Corp. - Class A.........................        2,200         29,150
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------

BANKING (CONTINUED)

Household International, Inc.....................        1,700   $    167,025
Mercantile Bancorporation, Inc...................        1,301         76,747
NationsBank Corp.(a).............................       13,400        788,925
North Fork Bancorporation, Inc...................        1,000         21,000
Old Kent Financial Corp..........................          800         42,550
Pacific Century Financial Corp...................          700         32,200
PNC Bank Corp....................................        1,200         50,250
Provident Bancorp, Inc.+.........................          400         16,000
Regions Financial Corp...........................        1,000         59,625
Republic New York Corp...........................        1,000         99,750
Signet Banking Corp..............................        1,200         39,450
Southtrust Corp..................................        1,700         66,300
TCF Financial Corp...............................          700         29,750
Union Planters Corp..............................        1,100         51,975
United Carolina Bancshares, Inc..................        1,500         66,937
Valley National Bancorp..........................          600         16,200
Washington Federal, Inc..........................          900         23,850
Washington Mutual, Inc...........................        2,200        122,237
Wells Fargo & Co.................................        1,500        395,250
Wilmington Trust Corp............................          500         22,219
                                                                 ------------
                                                                    5,692,469
                                                                 ------------

FINANCIAL SERVICES (2.8%)
Advanta Corp. - Class B..........................          600         16,687
Associates First Capital Corp. - Class A.........          900         42,525
Bear Stearns Companies, Inc......................        2,000         65,000
Beneficial Corp..................................        1,100         70,675
Contifinancial Corp.+............................          700         23,625
Edwards (A.G.), Inc..............................        1,200         44,550
Federal Home Loan Mortgage Corporation...........       11,300        372,900
Federal National Mortgage Association............       19,000        828,875
Finova Group, Inc................................          500         37,250
First USA, Inc...................................        1,200         59,400
Money Store, Inc.................................          900         23,119
Morgan Stanley Dean Witter Discover & Co.........        3,400        140,250
Morgan Stanley Group, Inc........................        4,500        303,750
Paine Webber Group Inc...........................        1,300         46,150
Salomon, Inc.....................................        1,900        101,887
                                                                 ------------
                                                                    2,176,643
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
INSURANCE (4.1%)
American General Corp............................        4,900   $    216,825
American International Group,
  Inc............................................        7,700      1,042,387
Chubb Corp.......................................        2,900        176,900
General Re Corporation...........................        1,400        245,350
Hartford Financial Services
  Group, Inc.....................................        1,000         78,000
Lincoln National Corp............................        2,500        152,187
Marsh & McLennan Companies, Inc..................        1,600        210,800
MBIA, Inc........................................        1,000        107,375
Mercury General Corp.............................          500         36,625
PMI Group, Inc...................................          800         43,900
Progressive Corp.................................        1,600        126,600
Providian Corp...................................        2,300        137,713
Safeco Corp......................................        2,000         86,875
St. Paul Companies, Inc..........................        1,400        100,275
Torchmark Corp...................................        1,100         72,188
Transamerica Corp................................        1,600        145,400
Unum Corp........................................        1,800        142,425
                                                                 ------------
                                                                    3,121,825
                                                                 ------------
  TOTAL FINANCE..................................                  10,990,937
                                                                 ------------

HEALTH CARE (10.7%)
HEALTH SERVICES (3.0%)
Aetna Inc........................................        1,100        111,100
Apria Healthcare Group, Inc.+....................          500          9,000
Columbia / HCA
  Healthcare Corp.(a)............................       25,200        922,950
Health Care & Retirement Corp.+..................        2,100         71,400
Health Management
  Associates, Inc. - Class A+....................        3,500        102,375
Humana, Inc.+....................................        7,800        176,475
Tenet Healthcare Corp.+..........................       13,700        376,750
United Healthcare Corp...........................        8,900        502,850
                                                                 ------------
                                                                    2,272,900
                                                                 ------------

MEDICAL SUPPLIES (0.4%)
Bard (C.R.), Inc.................................        1,900         60,800
Bausch & Lomb, Inc...............................        2,300         92,575
Biomet, Inc......................................        3,600         67,275
Medtronic, Inc...................................        1,600        118,400
                                                                 ------------
                                                                      339,050
                                                                 ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------

PHARMACEUTICALS (7.3%)
Alza Corp.+......................................        4,200   $    123,900
American Home Products
  Corp.(a).......................................       17,300      1,319,125
Boston Scientific Corp.+.........................        4,300        229,513
Bristol-Myers Squibb Co..........................       14,100      1,034,588
Forest Laboratories, Inc.+.......................          500         21,125
Johnson & Johnson................................        2,700        161,663
Merck & Company, Inc.............................        5,400        485,325
Pfizer, Inc......................................        4,800        493,800
Schering-Plough Corp.............................        9,900        898,425
Warner-Lambert Co................................        7,300        735,475
Watson Pharmaceuticals, Inc.+....................        2,100         82,556
                                                                 ------------
                                                                    5,585,495
                                                                 ------------
  TOTAL HEALTH CARE..............................                   8,197,445
                                                                 ------------

INDUSTRIAL PRODUCTS & SERVICES (9.4%)
BUILDING MATERIALS (0.2%)
Owens Corning....................................        2,000         83,500
USG Corp.+.......................................        1,700         59,288
                                                                 ------------
                                                                      142,788
                                                                 ------------

CAPITAL GOODS (0.7%)
Cummins Engine Company, Inc......................          600         38,250
Eastman Kodak Co.................................        4,400        364,650
Eaton Corp.......................................        1,700        135,575
Foster Wheeler Corp..............................          900         34,875
                                                                 ------------
                                                                      573,350
                                                                 ------------

COMMERCIAL SERVICES (0.5%)
ADT Ltd.+........................................        3,100         90,288
Ecolab, Inc......................................          800         33,300
Service Corp. International......................        7,100        250,275
                                                                 ------------
                                                                      373,863
                                                                 ------------

DIVERSIFIED MANUFACTURING (5.9%)
AlliedSignal, Inc................................        9,100        698,425
Cooper Industries, Inc...........................        2,700        137,700
General Electric Co..............................       25,000      1,509,375
General Motors Corp. - Class H...................       11,900        655,988
ITT Industries, Inc..............................        3,800         94,050
Johnson Controls, Inc............................        3,100        131,363
Monsanto Co......................................        1,000         44,000
Raychem Corp.....................................        1,400        103,775

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
DIVERSIFIED MANUFACTURING (CONTINUED)
Tenneco, Inc. - New Shares.......................        4,500   $    201,375
Tyco International Ltd...........................        4,600        292,100
Xerox Corp.......................................       10,100        684,275
                                                                 ------------
                                                                    4,552,426
                                                                 ------------

ELECTRICAL EQUIPMENT (0.9%)
Emerson Electric Co..............................       10,100        545,400
Grainger (W.W.), Inc.............................        1,200         96,300
National Service Industries Inc..................          400         17,550
                                                                 ------------
                                                                      659,250
                                                                 ------------

MACHINERY (0.3%)
Caterpillar, Inc.................................        1,600        156,200
Ingersoll-Rand Co................................        1,900        103,550
                                                                 ------------
                                                                      259,750
                                                                 ------------

MISCELLANEOUS (0.1%)
Fluor Corp.......................................        1,900        100,463
                                                                 ------------

MULTI - INDUSTRY (0.0%)*
Harnischfeger Industries, Inc....................          700         30,013
                                                                 ------------

PACKAGING & CONTAINERS (0.1%)
Kimberly-Clark Corp..............................        1,800         90,225
                                                                 ------------
POLLUTION CONTROL (0.7%)
Waste Management, Inc............................       16,800        533,400
Wheelabrator Technologies, Inc...................        2,300         29,613
                                                                 ------------
                                                                      563,013
                                                                 ------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                   7,345,141
                                                                 ------------

TECHNOLOGY (15.5%)
AEROSPACE (2.1%)
Boeing Co........................................        2,900        305,225
Coltec Industries, Inc.+.........................        2,800         54,950
McDonnell Douglas Corp...........................       16,300      1,049,313
Raytheon Co......................................        3,500        167,125
                                                                 ------------
                                                                    1,576,613
                                                                 ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------

COMPUTER PERIPHERALS (0.3%)
Gateway 2000, Inc.+..............................        1,700   $    112,838
Quantum Corp.+...................................        1,500         58,406
Read-Rite Corp.+.................................        1,000         20,813
                                                                 ------------
                                                                      192,057
                                                                 ------------

COMPUTER SOFTWARE (2.4%)
Adobe Systems, Inc...............................          400         17,913
Autodesk, Inc....................................          700         27,256
Cabletron Systems, Inc.+.........................        2,600        109,928
Computer Associates
  International, Inc.............................        5,000        273,750
Electronic Arts+.................................        1,100         35,200
Microsoft Corp.+.................................        7,600        942,875
Oracle Corp.+....................................        9,800        457,538
                                                                 ------------
                                                                    1,864,460
                                                                 ------------

COMPUTER SYSTEMS (4.4%)
Apple Computer, Inc.+............................          800         13,350
Compaq Computer Corp.+...........................        6,500        703,625
Dell Computer Corp.+.............................        2,900        326,069
EMC Corp.+.......................................        6,100        243,238
International Business
  Machines Corp.(a)..............................       20,000      1,730,000
Silicon Graphics, Inc.+..........................        3,800         71,725
Sun Microsystems, Inc.+..........................        8,600        277,888
                                                                 ------------
                                                                    3,365,895
                                                                 ------------

ELECTRONICS (2.0%)
Bay Networks, Inc.+..............................        4,700        115,150
Cisco Systems, Inc.+.............................       16,400      1,108,025
Harris Corp......................................          900         79,763
Perkin-Elmer Corp................................        2,100        159,600
Sensormatic Electronics Corp.....................        1,800         28,125
Symbol Technologies, Inc.........................        1,100         34,513
                                                                 ------------
                                                                    1,525,176
                                                                 ------------

INFORMATION PROCESSING (0.8%)
Electronic Data System Corp......................        5,700        213,038
First Data Corp..................................       10,500        420,000
                                                                 ------------
                                                                      633,038
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
SEMICONDUCTORS (3.4%)
Applied Materials, Inc.+.........................          300   $     19,556
Intel Corp.(a)...................................       13,900      2,104,981
National Semiconductor Corp.+....................        3,300         92,813
Texas Instruments, Inc...........................        4,100        368,488
                                                                 ------------
                                                                    2,585,838
                                                                 ------------

TELECOMMUNICATIONS (0.1%)
360 Communications Co.+..........................        3,600         67,950
Airtouch Communications, Inc.+...................          400         11,150
Paging Network, Inc.+............................        2,100         15,881
                                                                 ------------
                                                                       94,981
                                                                 ------------
  TOTAL TECHNOLOGY...............................                  11,838,058
                                                                 ------------

TRANSPORTATION (1.3%)
AIRLINES (0.2%)
AMR Corp.+.......................................        1,200        119,250
Comair Holdings, Inc.............................          200          5,175
Southwest Airlines Co............................        1,900         48,925
                                                                 ------------
                                                                      173,350
                                                                 ------------
RAILROADS (1.0%)
Burlington Northern Santa Fe.....................        2,100        174,300
CSX Corp.........................................        3,600        190,800
Norfolk Southern Corp............................        1,700        165,113
Union Pacific Corp...............................        3,300        223,575
                                                                 ------------
                                                                      753,788
                                                                 ------------

TRUCK & FREIGHT CARRIERS (0.1%)
CNF Transportation, Inc..........................          600         19,350
Consolidated Freightways Corp.+..................          100          1,231
Ryder System, Inc................................        1,000         33,125
                                                                 ------------
                                                                       53,706
                                                                 ------------
  TOTAL TRANSPORTATION...........................                     980,844
                                                                 ------------
UTILITIES (8.1%)
ELECTRIC (2.2%)
Allegheny Power Systems, Inc.....................        2,100         54,863
American Electric Power Co.......................        2,900        118,175
Baltimore Gas & Electric Co......................          400         10,500
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------

ELECTRIC (CONTINUED)

Central & South West Corp........................        3,500   $     74,375
Consolidated Edison Co. of New York, Inc.........        4,100        119,413
Dominion Resources, Inc..........................        3,300        114,263
DTE Energy Co....................................        2,500         66,563
Entergy Corp.....................................        4,200        110,775
GPU, Inc.........................................          600         21,000
Houston Industries, Inc..........................        3,900         80,925
Illinova Corp....................................        1,400         30,625
New England Electric System......................        1,100         38,088
Northeast Utilities..............................        2,300         20,988
Northern States Power Co.........................        1,800         88,200
P P & L Resources, Inc...........................        2,800         56,350
PECO Energy Co...................................        4,000         76,000
PG&E Corp........................................        3,700         85,563
Pinnacle West Capital Corp.......................        1,400         41,125
Potomac Electric Power Co........................        2,100         48,300
Southern Co......................................       11,600        246,500
Unicom Corp......................................        3,600         81,900
Union Electric Co................................        1,700         62,263
Wisconsin Energy Corp............................        1,900         45,838
                                                                 ------------
                                                                    1,692,592
                                                                 ------------

TELEPHONE (5.9%)
AT & T Corp......................................       30,200      1,113,625
Bell Atlantic Corp...............................        9,500        665,000
Frontier Corp....................................        3,800         69,825
MCI Communications Corp..........................       16,700        641,906
NYNEX Corp.......................................        2,400        129,000
SBC Communications, Inc..........................       12,400        725,400
Sprint Corp......................................       10,600        518,075
WorldCom, Inc.+..................................       21,700        644,219
                                                                 ------------
                                                                    4,507,050
                                                                 ------------
  TOTAL UTILITIES................................                   6,199,642
                                                                 ------------
  TOTAL COMMON STOCK (COST $69,043,984)..........                  74,551,175
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT         VALUE
-------------------------------------------------  -----------   ------------
SHORT-TERM INVESTMENTS (1.7%)
REPURCHASE AGREEMENT (1.6%)
State Street Bank and Trust Company Repurchase
  Agreement, dated 05/30/97 due 06/02/97,
  proceeds $1,201,167 (collateralized by
  $1,190,000 U.S. Treasury Note, 6.00%, due
  05/31/98, valued at $1,226,062) (cost
  $1,201,000)....................................  $ 1,201,000   $  1,201,000
                                                                 ------------

U.S. TREASURY OBLIGATIONS (0.1%)
United States Treasury Bills, 5.04% due 07/31/97
  (a)............................................       75,000         74,407
United States Treasury Bills, 5.08% due 07/17/97
  (a)............................................       50,000         49,682
                                                                 ------------
  TOTAL U.S. TREASURY OBLIGATIONS................                     124,089
                                                                 ------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $1,325,045)...................................                   1,325,089
                                                                 ------------
TOTAL INVESTMENTS (COST $70,369,029) (99.1%)..................
                                                                   75,876,264
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)..................
                                                                      671,632
                                                                 ------------
NET ASSETS (100.0%)...........................................   $ 76,547,896
                                                                 ------------
                                                                 ------------

------------------------------
Note: For Federal Income Tax purposes, the cost of securities at May 31, 1997, was substantially the same as the cost for financial statement purposes.

+ Non-income producing security.

* Less than 0.1%

ADR -- Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a foreign holding stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

(a) Security is fully or partially segregated as collateral for futures contracts. Total market value of collateral is $4,008,276.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $70,369,029 )           $75,876,264
Cash                                                 1,481,736
Receivable for Investments Sold                        148,161
Dividends Receivable                                   148,695
Receivable for Expense Reimbursement                    15,806
Variation Margin Receivable                             10,200
Deferred Organization Expenses                           9,168
Interest Receivable                                        334
                                                   -----------
    Total Assets                                    77,690,364
                                                   -----------

LIABILITIES
Payable for Investments Purchased                    1,056,352
Advisory Fee Payable                                    21,512
Custody Fee Payable                                     10,609
Organization Expenses Payable                            8,000
Administrative Services Fee Payable                      1,921
Accrued Trustees' Fees and Expenses                        669
Administration Fee Payable                                 149
Fund Services Fee Payable                                   47
Accrued Expenses                                        43,209
                                                   -----------
    Total Liabilities                                1,142,468
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $76,547,896
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM DECEMBER 30, 1996 (COMMENCEMENT OF OPERATIONS) TO MAY 31,
1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $4,054 )                                                 $  382,747
Interest Income                                                   36,979
                                                              ----------
    Investment Income                                            419,726

EXPENSES
Advisory Fee                                       $ 73,985
Professional Fees and Expenses                       37,932
Custodian Fees and Expenses                          37,450
Administrative Services Fee                           6,614
Printing Expenses                                     3,667
Trustees' Fees and Expenses                             876
Amortization of Organization Expense                    832
Registration Fees                                       610
Fund Services Fee                                       607
Administration Fee                                      520
Miscellaneous                                         1,000
                                                   --------
    Total Expenses                                  164,093
Less: Reimbursement of Expenses                     (68,970)
                                                   --------

NET EXPENSES                                                      95,123
                                                              ----------
NET INVESTMENT INCOME                                            324,603

NET REALIZED GAIN ON INVESTMENTS (including
  $49,299 net realized loss from futures
  contracts)                                                     157,560

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS (including $184,345 net unrealized
  appreciation from futures contracts)                         5,691,580
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $6,173,743
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD DECEMBER 30, 1996 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $   324,603
Net Realized Gain on Investments                       157,560
Net Change in Unrealized Appreciation of
  Investments                                        5,691,580
                                                   -----------
    Net Increase in Net Assets Resulting from
      Operations                                     6,173,743
                                                   -----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                       72,972,888
Withdrawals                                         (2,598,735)
                                                   -----------
    Net Increase from Investors' Transactions       70,374,153
                                                   -----------
    Total Increase in Net Assets                    76,547,896

NET ASSETS
Beginning of Period                                    --
                                                   -----------
End of Period                                      $76,547,896
                                                   -----------
                                                   -----------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                  0.45%(a)
  Net Investment Income                                     1.54%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                   0.33%(a)
Portfolio Turnover                                         20.47%(b)
Average Broker Commissions                                0.0280

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Disciplined Equity Portfolio (the "Portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio commenced operations on December 30, 1996. The Portfolio's investment objective is to provide a high total return from a broadly diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

    b)Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------
      invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets and the possible inability of counterparties to meet the terms of their contracts. Futures transactions during the period December 30, 1996 (commencement of operations) to May 31, 1997 are summarized as follows:

                                                   NUMBER OF   PRINCIPAL AMOUNT
                                                   CONTRACTS     OF CONTRACTS
                                                   ---------   ----------------
Contracts opened.................................        16    $     6,229,442
Contracts closed.................................       (12)        (4,712,587)
                                                   ---------   ----------------
Contracts open at end of period..................         4    $     1,516,855
                                                   ---------   ----------------
                                                   ---------   ----------------

      SUMMARY OF OPEN CONTRACTS AT MAY 31, 1997

                                                                    NET UNREALIZED
                                                   CONTRACTS LONG    APPRECIATION
                                                   --------------   --------------
S&P 500, expiring June 1997......................              4    $     184,345
                                                   --------------   --------------
Totals...........................................              4    $     184,345
                                                   --------------   --------------
                                                   --------------   --------------

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    e)The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    f)The Portfolio incurred organization expenses in the amount of $10,000. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    g)Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.35% of the Portfolio's average daily net assets. For the period from December 30, 1996 (commencement of operations) to May 31, 1997, such fees amounted to $73,985.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds and The JPM Institutional Funds invest , JPM Series Trust and JPM Series Trust II. For the period from December 30, 1996 (commencement of operations) to May 31, 1997, the fee for these services amounted to $520.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, The JPM Pierpont Funds, The JPM Institutional Funds, and JPM Series Trust. For the period from December 30, 1996 (commencement of operations) to May 31, 1997, the fee for these services amounted to $6,614.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.45% of the average daily net assets of the Portfolio through February 28, 1998. For the period from December 30, 1996 (commencement of operations) to May 31, 1997, Morgan has agreed to reimburse the Portfolio $68,970 for expenses under this agreement.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $607 for the period from December 30, 1996 (commencement of operations) to May 31, 1997.

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $122.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period from December 30, 1996 (commencement of operations) to May 31, 1997 were as follows:

                             COST OF      PROCEEDS
                            PURCHASES    FROM SALES
                           -----------   -----------
                           $78,930,434   $10,094,782

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Disciplined Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operation and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Disciplined Equity Portfolio (one of the portfolios comprising part of The Series Portfolio, hereafter referred to as the "Portfolio") at May 31, 1997, and the results of its operations, the changes in its net assets and the supplementary data for the period December 30, 1996 (commencement of operations) to May 31, 1997, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
July 21, 1997

JPM INSTITUTIONAL PRIME MONEY MARKET FUND
JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
JPM INSTITUTIONAL TREASURY MONEY MARKET FUND
JPM INSTITUTIONAL FEDERAL MONEY MARKET FUND
JPM INSTITUTIONAL SHORT TERM BOND FUND
JPM INSTITUTIONAL BOND FUND
JPM INSTITUTIONAL TAX EXEMPT BOND FUND
JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
JPM INSTITUTIONAL SHARES: CALIFORNIA BOND FUND
JPM INSTITUTIONAL INTERNATIONAL BOND FUND
JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
JPM INSTITUTIONAL DIVERSIFIED FUND
JPM INSTITUTIONAL U.S. EQUITY FUND
JPM INSTITUTIONAL DISCIPLINED EQUITY FUND
JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND
JPM INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND
JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND
JPM INSTITUTIONAL EUROPEAN EQUITY FUND
JPM INSTITUTIONAL JAPAN EQUITY FUND
JPM INSTITUTIONAL ASIA GROWTH FUND

FOR MORE INFORMATION ON THE JPM INSTITUTIONAL FAMILY OF FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800)766-7722.



THE
JPM INSTITUTIONAL
DISCIPLINED EQUITY
FUND


ANNUAL REPORT
MAY 31, 1997